RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES
Summary of consolidated income statement showing the amounts relating to leases

Year ended
December 31, 2019
Depreciation charge of right-of-use assets	12,187
Interest expense	315